Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 7 – INTANGIBLE ASSETS

The components of intangible assets that are carried at cost less accumulated amortization are as follows (in thousands of Korean Won):

	June 30, 2018						December 31, 2017
Description	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Industrial Property Rights	￦	5,960	￦	(5,051)	￦	909	￦	5,960	￦	(4,841)	￦	1,119
Software		62,782		(62,782)		-		62,782		(62,782)		-
Customers relationship		500,000		(150,000)		350,000		500,000		(100,000)		400,000
Other		22,021		(20,326)		1,695		22,020		(20,086)		1,934
Total	￦	590,763	￦	(238,159)	￦	352,604	￦	590,762	￦	(187,709)	￦	403,053

Amortization expense for intangible assets was ￦50,450 thousand and ￦6,133 thousand for the periods ended June 30, 2018 and 2017, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2018 (in thousands of Korean Won):

Year Ending December 31,
2018	￦	50,449
2019		100,899
2020		100,759
2021		100,479
2022		18
Total	￦	352,604

NOTE 7 – INTANGIBLE ASSETS

The components of intangible assets that are carried at cost less accumulated amortization are as follows (in thousands of Korean Won):

	December 31, 2017						December 31, 2016
Description	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Industrial Property Rights	￦	5,960	￦	(4,841)	￦	1,119	￦	5,960	￦	(4,397)	￦	1,563
Software		62,782		(62,782)		-		62,782		(57,106)		5,676
Customers relationship		500,000		(100,000)		400,000		500,000		-		500,000
Other		22,020		(20,086)		1,934		19,625		(19,625)		-
Total	￦	590,762	￦	(187,709)	￦	403,053	￦	588,367	￦	(81,128)	￦	507,239

Amortization expense for intangible assets was ￦106,581 thousand and ￦8,119 thousand for the years ended December 31, 2017 and 2016, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2017 (in thousands of Korean Won):

Year Ending December 31,
2018	￦	100,880
2019		100,880
2020		100,741
2021		100,461
2022		91
Total	￦	403,053